Derivative Financial Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate risk

		December 31,
		Notional	Termination	Weighted Average Interest Rates
		Amount (i)	Dates	Receive	Pay
		(millions)		%	%
2012
US dollar	Receive fixed-pay variable	$—	—	—	—
Pounds sterling	Receive fixed-pay variable	—	—	—	—
Euro	Receive fixed-pay variable	—	—	—	—
2011
US dollar	Receive fixed-pay variable	$740	2012-2015	2.20	0.88
Pounds sterling	Receive fixed-pay variable	241	2012-2015	3.00	1.35
Euro	Receive fixed-pay variable	143	2012-2015	2.31	1.33

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(i)	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

Foreign currency risk
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	Sell	Fair value
	(millions)
US dollar	$205	$(13)
Euro	87	2
Japanese yen	38	4

	December 31,
	Sell 2012(i)	Sell 2011
	(millions)
US dollar	$255	$235
Euro	55	129
Japanese yen	32	50
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(i)	Forward exchange contracts range in maturity from 2013 to 2014.

Derivative financial and hedging instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Forward exchange contracts	Other assets	$7	$9
Interest rate swaps (fair value hedges)	Other assets	—	22
Treasury locks (cash flow hedges)	Other assets	17	—
Total derivatives designated as hedging instruments		$24	$31
Liabilities:
Forward exchange contracts	Other liabilities	$14	$—
Treasury locks (cash flow hedges)	Other liabilities	—	—
Total derivatives designated as hedging instruments		$14	$—

The table below presents the fair value of the Company’s derivative financial instruments that are no longer in a hedging relationship and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments no longer designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Interest rate swaps	Other assets	$19	$—

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2012	2011
		(millions)
Assets:
Interest rate swaps (cash flow hedges)	Other assets	$—	$15
Interest rate swaps (fair value hedges)	Other assets	22	26
Forward exchange contracts	Other assets	9	11
Total derivatives designated as hedging instruments		$31	$52
Liabilities:
Interest rate swaps (cash flow hedges)	Other liabilities	$—	$—
Forward exchange contracts	Other liabilities	—	11
Total derivatives designated as hedging instruments		$—	$11

Derivatives in cash flow hedging relationships
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for the three and six months ended June 30, 2013 and 2012:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Three months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(2)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(1)	Other operating expenses	1	Interest expense	—
Total	$15		$(1)		$1
Three months ended June 30, 2012
Interest rate swaps	$5	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	4	Other operating expenses	(2)	Interest expense	(1)
Total	$9		$(7)		$(1)
Six months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(3)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(14)	Other operating expenses	(1)	Interest expense	—
Total	$2		$(4)		$1
Six months ended June 30, 2012
Interest rate swaps	$3	Investment income	$(3)	Other operating expenses	$—
Forward exchange contracts	7	Other operating expenses	—	Interest expense	—
Total	$10		$(3)		$—
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Amounts above shown gross of tax.
(i) Other Comprehensive Income

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	11	Other operating expenses	(4)	Interest expense	1
Total	$14		$(9)		$1
Year Ended December 31, 2011
Interest rate swaps	$13	Investment income	$(14)	Other operating expenses	$—
Forward exchange contracts	3	Other operating expenses	(7)	Interest expense	(2)
Total	$16		$(21)		$(2)
Year Ended December 31, 2010
Interest rate swaps	$15	Investment income	$(26)	Other operating expenses	$—
Forward exchange contracts	—	Other operating expenses	20	Interest expense	—
Total	$15		$(6)		$—

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Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.

Derivative in fair value hedging relationships
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The table below presents the effects of derivative financial instruments no longer in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative no longer in fair value hedging relationships	Hedged item no longer in fair value hedging relationship	(Loss) gain recognized for derivative	Amortization of prior loss recognized on hedged item	Net (loss) gain recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(2)	$(1)
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(4)	$1
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—

Derivatives in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Year Ended December 31, 2012
Interest rate swaps	5.625% senior notes due 2015	$(3)	$2	$1
Year Ended December 31, 2011
Interest rate swaps	5.625% senior notes due 2015	$7	$(8)	$1
Year Ended December 31, 2010
Interest rate swaps	5.625% senior notes due 2015	$14	$(12)	$2